Derivative Instruments - Additional Information (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2018 USD ($)
Interest Rate Swap Contracts [Member]
Derivative Instruments
Carrying amount of derivative liabilities		$ 4.7
Notional amount		561.8		$ 555.5
Carrying amount of derivative asset				15.9
Foreign Exchange Forward Contracts [Member]
Derivative Instruments
Carrying amount of derivative liabilities				$ 1.7
Notional amount | kr	kr 46.1		kr 244.2
Carrying amount of derivative asset		$ 0.2